Stock Options and Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Outstanding, beginning	1,813,053	1,813,053	0
Granted	0	0	1,813,053
Forfeited	0
Exercised	0	0	0
Outstanding, ending	1,813,053	1,813,053	1,813,053
Exercisable	1,813,053	1,813,053	1,813,053
Outstanding, beginning	$ 0.20	$ .20	$ 0.00
Granted	0.00	.00	.20
Forfeited	0.00
Exercised	0.00	.00	0.00
Outstanding, ending	0.20	.20	.20
Exercisable	$ 0.20	$ .20	$ .20